Consolidated Statement of Cash Flows	5 Months Ended
Dec. 31, 2016 USD ($)
Cash flows from operating activities:
Net loss	$ (2,187,758)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of conversion feature	(1,385)
Stock based compensation	1,105,769
Realized loss on available-for-sale securities	16,406
Depreciation	390
Changes in operating assets and liabilities, net of effects of reverse recapitalization:
Prepayments and other current assets	(117,830)
Accounts payable	116,171
Accrued expenses	(69,676)
Net cash used in operating activities	(1,137,913)
Cash flows from investing activities:
Proceeds received from sales of available-for-sale securities	947,351
Website development costs and other fixed assets	(408,819)
Purchases of intangible assets	(20,000)
Net cash provided by investing activities	518,532
Cash flows from financing activities:
Proceeds from issuances of common stock of Subsidiary	2,952
Cash acquired upon reverse recapitalization	479,624
Cash received from Parent prior to reverse recapitalization	735,099
Proceeds from shareholder loan	35,000
Repayment of shareholder loan	(35,000)
Net cash provided by financing activities	1,217,675
Net increase in cash	598,294
Cash at beginning of period	0
Cash at end of period	598,294
Supplemental disclosures of noncash investing and financing activities:
Reclassification of stock-based compensation to website development costs	$ 139,375